Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Feb. 04, 2026	Jan. 09, 2026
Subsequent Events [Line Items]
Gross proceeds	$ 32,340,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized		3,350,000,000
Ordinary shares, par value		$ 0.0001
Shares issued	202,000,000
Purchase price	$ 0.16012
Class A Ordinary Shares [Member] | Shareholder and Board Resolutions [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized		350,000,000
Ordinary shares, par value		$ 0.0001
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized		150,000,000
Ordinary shares, par value		$ 0.0001
Class B Ordinary Shares [Member] | Shareholder and Board Resolutions [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized		150,000,000
Ordinary shares, par value		$ 0.0001
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, value		$ 350,000
Ordinary Shares [Member] | Shareholder and Board Resolutions [Member]
Subsequent Events [Line Items]
Ordinary shares, value		$ 50,000